Segmental information - Geographical analysis (by destination) (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of geographical areas [abstract]
Consolidated revenue by destination

Consolidated sales revenue by destination(a)	Six months ended 30 June 2020	Six months ended 30 June 2019	Six months ended 30 June 2020	Six months ended 30 June 2019
	%	%	US$m	US$m
China	54.9%	49.8%	10,633	10,321
Asia (excluding China and Japan)	11.1%	11.2%	2,155	2,331
United States of America	12.4%	13.7%	2,392	2,834
Japan	8.3%	8.7%	1,598	1,793
Europe (excluding UK)	5.9%	7.1%	1,143	1,466
Canada	2.9%	4.0%	585	821
Australia	1.8%	1.6%	351	325
UK	0.6%	0.5%	112	115
Other countries	2.1%	3.4%	393	716
Consolidated sales revenue	100.0%	100.0%	19,362	20,722

(a)Consolidated sales revenue by geographical destination is based on the ultimate country of destination of the product, if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the product at the time when control is transferred. Rio Tinto is domiciled in both the UK and Australia.

Consolidated sales revenue by product

	Six months ended 30 June 2020			Six months ended 30 June 2019
Consolidated sales revenue by product	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m	Revenue from contracts with customers(b) US$m	Other revenue(a) US$m	Consolidated sales revenue(b) US$m
Iron ore(b)	12,182	82	12,264	11,534	543	12,077
Aluminium, Alumina and Bauxite	4,454	(19)	4,435	5,057	(29)	5,028
Copper	642	(9)	633	1,061	11	1,072
Industrial minerals	991	(7)	984	1,117	(6)	1,111
Gold	214	4	218	393	—	393
Diamonds	141	—	141	271	—	271
Uranium	149	—	149	147	—	147
Other(b)	543	(5)	538	622	1	623
Consolidated sales revenue	19,316	46	19,362	20,202	520	20,722
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales			971			1,087
Gross sales revenue			20,333			21,809
(a)Certain of the Group’s products may be provisionally priced at the date revenue is recognised based on forward rates. The subsequent changes in value of provisionally priced receivables through to settlement is classified as ‘Other revenue’ above.

(b)The 30 June 2019 comparatives have been amended to correct the allocation of sales revenue by product. The most significant impacts are an increase in Other product revenues of US$37 million and a decrease in Iron ore revenues of US$37 million. For 30 June 2020 Uranium product sales have been separately presented from Other revenues along with the comparative. This was following consideration of the materiality of the Other category.